Cover Page	Mar. 07, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 07, 2022
Entity Registrant Name	SAN DIEGO GAS & ELECTRIC CO
Entity File Number	1-03779
Entity Central Index Key	0000086521
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	95-1184800
Entity Address, Address Line One	8326 Century Park Court
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92123
City Area Code	619
Local Phone Number	696-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Sempra Energy Common Stock, without par value [Member]
Document Information [Line Items]
Title of 12(b) Security	Sempra Energy Common Stock, without par value
Trading Symbol	SRE
Security Exchange Name	NYSE
Sempra Energy 5.75% Junior Subordinated Notes Due 2079, $25 par value [Member]
Document Information [Line Items]
Title of 12(b) Security	Sempra Energy 5.75% Junior Subordinated Notes Due 2079, $25 par value
Trading Symbol	SREA
Security Exchange Name	NYSE
SEMPRA ENERGY [Member]
Document Information [Line Items]
Entity Registrant Name	SEMPRA ENERGY
Entity File Number	1-14201
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	33-0732627
Entity Address, Address Line One	488 8th Avenue
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92101
City Area Code	619
Local Phone Number	696-2000
Entity Emerging Growth Company	false